Financial instruments by category (Details) - ARS ($) $ in Millions	Jun. 30, 2026	Jun. 30, 2025
Statement [Line Items]
Financial assets at amortized cost	$ 221,149	$ 419,539
Subtotal financial assets	773,185	753,498
Non-financial assets	47,841	35,389
Total financial asset	821,026	788,887
Financial liabilities at amortized cost	1,118,255	956,875
Subtotal financial liabilities	1,118,255	956,940
Non-financial liabilities	157,835
Total financial liability	1,276,090	1,118,376
Lease Liabilities [Member]
Statement [Line Items]
Financial liabilities at amortized cost	13,442	11,247
Subtotal financial liabilities	13,442	11,247
Non-financial liabilities	0	0
Total financial liability	13,442	11,247
Trade And Other Payables [Member]
Statement [Line Items]
Financial liabilities at amortized cost	98,114	81,403
Subtotal financial liabilities	98,114	81,403
Non-financial liabilities	157,835	161,436
Total financial liability	255,949	242,839
Derivative Financial Instruments [Member] | Bond Futures [member]
Statement [Line Items]
Financial liabilities at amortized cost		0
Subtotal financial liabilities		38
Non-financial liabilities		0
Total financial liability		38
Level 2 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	36,567	18,390
Financial liabilities at fair value through profit or loss	0	0
Level 2 [Member] | Lease Liabilities [Member]
Statement [Line Items]
Financial liabilities at fair value through profit or loss	0	0
Level 2 [Member] | Borrowings Excluding Finance Leases [Member]
Statement [Line Items]
Financial liabilities at fair value through profit or loss	0	0
Level 2 [Member] | Derivative Financial Instruments [Member] | Bond Futures [member]
Statement [Line Items]
Financial liabilities at fair value through profit or loss		0
Level 1 Of Fair Value Hierarchy [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	514,821	315,569
Financial liabilities at fair value through profit or loss	0	65
Level 1 Of Fair Value Hierarchy [Member] | Trade And Other Payable [Member]
Statement [Line Items]
Financial liabilities at fair value through profit or loss	0	0
Level 1 Of Fair Value Hierarchy [Member] | Lease Liabilities [Member]
Statement [Line Items]
Financial liabilities at fair value through profit or loss	0	0
Level 1 Of Fair Value Hierarchy [Member] | Borrowings Excluding Finance Leases [Member]
Statement [Line Items]
Financial liabilities at fair value through profit or loss	0	0
Level 1 Of Fair Value Hierarchy [Member] | Derivative Financial Instruments [Member] | Bond Futures [member]
Statement [Line Items]
Financial liabilities at fair value through profit or loss		38
Level 3 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	648
Financial liabilities at fair value through profit or loss	0
Level 3 [Member] | Trade And Other Payable [Member]
Statement [Line Items]
Financial liabilities at fair value through profit or loss	0
Level 3 [Member] | Lease Liabilities [Member]
Statement [Line Items]
Financial liabilities at fair value through profit or loss	0
Level 3 [Member] | Borrowings Excluding Finance Leases [Member]
Statement [Line Items]
Financial liabilities at fair value through profit or loss	0
Derivative financial instrumentsOptions on companies [Member]
Statement [Line Items]
Financial assets at amortized cost	0
Subtotal financial assets	17
Non-financial assets	0
Total financial asset	17
Derivative financial instrumentsOptions on companies [Member] | Level 1 Of Fair Value Hierarchy [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	17
Derivative financial instrumentsOptions on companies [Member] | Level 3 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0
Public Companies Securities [Member] | Investments In Financial Assets [Member]
Statement [Line Items]
Financial assets at amortized cost	0	0
Subtotal financial assets	35,093	47,149
Non-financial assets	0	0
Total financial asset	35,093	47,149
Public Companies Securities [Member] | Level 2 [Member] | Investments In Financial Assets [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0	0
Public Companies Securities [Member] | Level 1 Of Fair Value Hierarchy [Member] | Investments In Financial Assets [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	35,093	47,149
Public Companies Securities [Member] | Level 3 [Member] | Investments In Financial Assets [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0
Bonds [Member] | Investments In Financial Assets [Member]
Statement [Line Items]
Financial assets at amortized cost	0	0
Subtotal financial assets	80,552	74,521
Non-financial assets	0	0
Total financial asset	80,552	74,521
Bonds [Member] | Level 2 [Member] | Investments In Financial Assets [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0	0
Bonds [Member] | Level 1 Of Fair Value Hierarchy [Member] | Investments In Financial Assets [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss		74,521
Bonds [Member] | Level 3 [Member] | Investments In Financial Assets [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0
Cash At Bank And On Hand [Member] | Cash And Cash Equivalents [member]
Statement [Line Items]
Financial assets at amortized cost	44,577	223,921
Subtotal financial assets	44,577	223,921
Non-financial assets	0	0
Total financial asset	44,577	223,921
Cash At Bank And On Hand [Member] | Level 2 [Member] | Cash And Cash Equivalents [member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0	0
Cash At Bank And On Hand [Member] | Level 1 Of Fair Value Hierarchy [Member] | Cash And Cash Equivalents [member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0	0
Cash At Bank And On Hand [Member] | Level 3 [Member] | Cash And Cash Equivalents [member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0
Short Term Investments [Member] | Cash And Cash Equivalents [member]
Statement [Line Items]
Financial assets at amortized cost	0	0
Subtotal financial assets	68,415	12,218
Non-financial assets	0	0
Total financial asset	68,415	12,218
Short Term Investments [Member] | Level 2 [Member] | Cash And Cash Equivalents [member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0	0
Short Term Investments [Member] | Level 1 Of Fair Value Hierarchy [Member] | Cash And Cash Equivalents [member]
Statement [Line Items]
Financial assets at fair value through profit or loss	68,415	12,218
Short Term Investments [Member] | Level 3 [Member] | Cash And Cash Equivalents [member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0
Trade And Other Receivables Excluding The Allowance For Doubtful Accounts And Other Receivables [Member]
Statement [Line Items]
Financial assets at amortized cost	171,801	188,393
Subtotal financial assets	171,801	188,393
Non-financial assets	47,841	35,389
Total financial asset	219,642	223,782
Trade And Other Receivables Excluding The Allowance For Doubtful Accounts And Other Receivables [Member] | Level 2 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0	0
Trade And Other Receivables Excluding The Allowance For Doubtful Accounts And Other Receivables [Member] | Level 1 Of Fair Value Hierarchy [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0	0
Trade And Other Receivables Excluding The Allowance For Doubtful Accounts And Other Receivables [Member] | Level 3 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0
Foreign Currency Future Contracts [member] | Derivative Financial Instruments [Member]
Statement [Line Items]
Financial liabilities at amortized cost		0
Subtotal financial liabilities		27
Non-financial liabilities		0
Total financial liability		161,436
Foreign Currency Future Contracts [member] | Level 2 [Member] | Derivative Financial Instruments [Member]
Statement [Line Items]
Financial liabilities at fair value through profit or loss		0
Foreign Currency Future Contracts [member] | Level 1 Of Fair Value Hierarchy [Member] | Derivative Financial Instruments [Member]
Statement [Line Items]
Financial liabilities at fair value through profit or loss		27
Trade And Other Payables [Member] | Level 2 [Member]
Statement [Line Items]
Financial liabilities at fair value through profit or loss	0	0
Others [Member] | Investments In Financial Assets [Member]
Statement [Line Items]
Financial assets at amortized cost	4,771	7,225
Subtotal financial assets	47,054	30,706
Non-financial assets	0	0
Total financial asset	47,054	30,706
Others [Member] | Level 2 [Member] | Investments In Financial Assets [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	36,567	18,390
Others [Member] | Level 1 Of Fair Value Hierarchy [Member] | Investments In Financial Assets [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	5,068	5,091
Others [Member] | Level 3 [Member] | Investments In Financial Assets [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	648
Mutual funds [Member] | Investments In Financial Assets [Member]
Statement [Line Items]
Financial assets at amortized cost	0	0
Subtotal financial assets	325,676	176,590
Non-financial assets	0	0
Total financial asset	325,676	176,590
Mutual funds [Member] | Level 2 [Member] | Investments In Financial Assets [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0	0
Mutual funds [Member] | Level 1 Of Fair Value Hierarchy [Member] | Investments In Financial Assets [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	325,676	176,590
Mutual funds [Member] | Level 3 [Member] | Investments In Financial Assets [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0
Borrowings [Member]
Statement [Line Items]
Financial liabilities at amortized cost	1,006,699	864,225
Subtotal financial liabilities	1,006,699	864,225
Non-financial liabilities	0	0
Total financial liability	$ 1,006,699	$ 864,225